Average Annual Total Returns - Class A Class C and Institutional Class - Mid-Cap 1.5x Strategy Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class A S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class A S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class A S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes) 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class C Return After Taxes on Distributions 1 Year	Class C Return After Taxes on Distributions 5 Years	Class C Return After Taxes on Distributions 10 Years	Class C Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class C Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class C Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class C S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class C S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	4.66%	12.70%	12.66%	4.49%	12.54%	12.54%	2.75%	10.09%	10.57%	13.66%	12.35%	11.51%	8.05%	12.96%	12.38%	7.85%	12.77%	12.24%	4.76%	10.30%	10.30%	13.66%	12.35%	11.51%